Consolidated Statements of Comprehensive Income/ (Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	[1]	¥ 1,531,062	$ 219,923	¥ 1,377,379	¥ 1,575,092
Cost of revenues	[1]	(768,302)	(110,360)	(596,548)	(727,197)
Gross profit		762,760	109,563	780,831	847,895
Operating expenses :
Sales and marketing expenses	[1]	(615,783)	(88,452)	(537,562)	(493,664)
General and administrative expenses	[1]	(271,788)	(39,039)	(162,568)	(146,923)
Technology and product development expenses	[1]	(242,757)	(34,870)	(204,723)	(192,325)
Changes in fair value of financial assets-contingent returnable consideration	[1]	62,051	8,913
Total operating expenses	[1]	(1,068,277)	(153,448)	(904,853)	(832,912)
Income/(loss) from operations		(305,517)	(43,885)	(124,022)	14,983
Other income/(loss):
Interest income		28,407	4,080	47,445	54,286
Interest expense		(5,089)	(731)	(13,544)	(22,221)
Foreign currency exchange (loss)/gain		7,892	1,134	6,849	(23,560)
Income/(loss) from equity method investments, net of impairments		(3,447)	(495)	5,352	6,296
Gain on disposal of convertible loans due from a related party | ¥				10,565
Gain on disposal of available-for-sale debt investments		1,001,181	143,811	0	0
Others, net		20,816	2,990	21,848	19,423
Income/(loss) before tax		744,243	106,904	(45,507)	49,207
Income tax expense		(20,241)	(2,908)	(20,105)	(14,783)
Net income/(loss)		724,002	103,996	(65,612)	34,424
Net loss attributable to noncontrolling interests		3,827	550	2,390	3,048
Net income/(loss) attributable to Phoenix New Media Limited		727,829	104,546	(63,222)	37,472
Net income/(loss)		724,002	103,996	(65,612)	34,424
Other comprehensive income (net of tax of nil, RMB132,272 and RMB196,617 (US$28,242) for the years ended December 31, 2017, 2018 and 2019, respectively): fair value remeasurement for available- for-sale debt investments		1,188,762	170,755	566,320	321,538
Other comprehensive loss (net of tax of nil, nil and RMB142,574 (US$20,479) for the years ended December 31, 2017, 2018 and 2019, respectively): reclassification adjustment for disposal of available- for-sale debt investments		(1,008,795)	(144,904)
Other comprehensive (loss)/income (net of nil tax for all years): foreign currency translation adjustment		37,483	5,384	51,794	(49,640)
Comprehensive income		941,452	135,231	552,502	306,322
Comprehensive loss attributable to noncontrolling interests		3,827	550	2,390	3,048
Comprehensive income attributable to Phoenix New Media Limited		945,279	135,781	554,892	309,370
Net income/(loss) attributable to Phoenix New Media Limited		¥ 727,829	$ 104,546	¥ (63,222)	¥ 37,472
Ordinary Shares
Net income/(loss) per share:
Basic | (per share)		¥ 1.25	$ 0.18	¥ (0.11)	¥ 0.07
Diluted | (per share)		¥ 1.25	$ 0.18	¥ (0.11)	¥ 0.06
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic		582,275,800	582,275,800	581,084,453	574,786,887
Diluted		582,275,800	582,275,800	581,084,453	590,433,907
ADS
Net income/(loss) per share:
Basic | (per share)		¥ 10.00	$ 1.44	¥ (0.87)	¥ 0.52
Diluted | (per share)		¥ 10.00	$ 1.44	¥ (0.87)	¥ 0.51
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic		72,784,475	72,784,475	72,635,557	71,848,361
Diluted		72,784,475	72,784,475	72,635,557	73,804,238
Net advertising services
Revenues:
Total revenues	[1]	¥ 1,263,485	$ 181,488	¥ 1,198,271	¥ 1,353,480
Cost of revenues		(638,160)	(91,666)	(517,533)	(602,945)
Gross profit		625,325	89,822	680,738	750,535
Paid services
Revenues:
Total revenues	[1]	267,577	38,435	179,108	221,612
Cost of revenues		(130,142)	(18,694)	(79,015)	(124,252)
Gross profit		¥ 137,435	$ 19,741	¥ 100,093	¥ 97,360

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)